INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SUMMARY OF RECONCILIATION OF STATUTORY FEDERAL INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

A reconciliation of the U.S. federal statutory income tax rate of 21% to our effective income tax rate from continuing operations is as follows:

	December 31, 2024	December 31, 2023 (as restated)
Expected federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	7.1%	8.4%
Tax credits	1.9%	2.6%
Deferred tax adjustments	2.8%	4.3%
Change in valuation allowance	(32.8)%	(36.3)%
Income tax expense	0.0%	0.0%

SCHEDULE OF DEFERRED TAX ASSETS

Approximate deferred tax assets resulting from timing differences between financial and tax bases were associated with the following items (in thousands):

	December 31, 2024	December 31, 2023 (as restated)
Deferred tax assets
Capitalized start-up costs	$8,901	$9,586
Capitalized research and development costs	12,572	12,614
Stock compensation	17,893	14,513
Net operating loss carryforward	12,255	6,554
Deferred revenue	1,143	-
Intangible assets	261	158
Fixed assets	54	97
Other	131	198
Tax credit carryforward	3,117	2,467
Total deferred tax assets	56,327	46,187
Valuation allowance	$(56,327)	$(46,187)
Net deferred tax assets	-	-